Financial instruments (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of detailed information about financial instruments

	As at June 30
(US dollars in thousands)	2026	2025	2024
Financial assets at amortized cost
Trade and other receivables	73,127	69,612	9,643
Cash and cash equivalents	2,018	60	199
Restricted cash	61	191	292
Total	75,206	69,863	10,134

Financial liabilities at amortized cost
Loans and borrowings	28,736	28,994	29,086
Lease liabilities	10,293	195	-
Trade and other payables	32,551	37,793	24,345
Total	71,580	66,982	53,431

Schedule of fair value measurement

The Group measures certain financial instruments at fair value at each reporting date. The following table summarizes those instruments by level within the fair value hierarchy:

June 30, 2026	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Listed equity investment	3,034	–	–	3,034
Unlisted equity investment	–	–	4,345	4,345
Total financial assets	3,034	–	4,345	7,379
Financial liabilities at fair value through profit or loss
Warrant derivative liabilities	–	–	17,140	17,140
Total financial liabilities	–	–	17,140	17,140

Schedule of valuation technique significant unobserable inputs

Valuation techniques and significant unobservable inputs

Level 3 instrument	Valuation technique	Significant unobservable inputs	Input / range
Unlisted equity investment (Ripple Labs, Inc. shares)	Recent transaction / market-based valuation	Transaction price adjustment, discount for lack of marketability and transfer restrictions	Fair value US$106.16 per share (40,928 shares). Reference price: cost US$118.71 per share. Implied adjustment to cost (10.6)%
Warrant derivative liability – PIPE convertible preference shares	Monte Carlo simulation	Probability of a reset trigger acquisition, expected volatility	Volatility 137%–150% (about 147% at June 30, 2026); reset probability 10%; exercise price US$12.00, reset price US$0.01
Warrant derivative liability – ASEAN	Monte Carlo simulation	Probability of a reset trigger acquisition, expected volatility	Volatility 137%–150%; reset probability 10%; exercise price US$12.00 on 345,892 shares; reset price US$0.01 on 575,515 shares
Warrant derivative liability – AWN warrants.	Monte Carlo simulation	Probability of a reset trigger acquisition (management judgement); expected volatility	Volatility 146%; risk-free rate 4.04%; exercise price US$1.00;

Schedule of level 3 instruments
Schedule of detailed information about the maturity of financial liabilities

Contractual maturities of financial liabilities, including interest payments, are as follows:

Year Ended June 30, 2026		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	32,551	32,551	-	-	-
Borrowings	28,737	12,877	15,860	-	-
Lease liabilities	10,292	741	9,552	-	-
Total	71,580	46,169	25,411	-	-

Year Ended June 30, 2025		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	37,793	35,568	2,225	-	-
Borrowings	28,994	12,194	16,800	-	-
Lease liabilities	195	55	90	50	-
Total	66,982	47,817	19,115	50	-

Year Ended June 30, 2024		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	34,345	34,345	-	-	-
Borrowings	29,086	8171	853	20,062	-
Lease liabilities	-	-	-	-	-
Total	63,431	42,516	853	20,062	-

Schedule of capital and financing position

The principal components of the Group’s capital and financing position were as follows:

US dollars in thousands	June 30, 2026	June 30, 2025, restated	June 30, 2024
Total equity / (deficit)	36,934	17,238	(40,536)
Loans and borrowings	28,736	28,994	29,086
Lease liabilities	10,293	195	—